Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands									1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2021 $ / shares shares	Feb. 28, 2021 shares	Dec. 14, 2020 USD ($) shares	Dec. 14, 2020 CNY (¥) shares	Aug. 27, 2020 USD ($) $ / shares shares	Aug. 27, 2020 CNY (¥) shares	Aug. 06, 2020 $ / shares shares	Jun. 28, 2020 $ / shares shares	Aug. 31, 2020 CNY (¥)	Sep. 30, 2019 shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Mar. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Stockholders Equity Note [Line Items]
Stock issued during period shares new issues										17,897,478
Proceeds from issuance initial public offering												$ 1,741,565	¥ 11,410,386	¥ 0	¥ 0
Treasury Stock [Member]
Stockholders Equity Note [Line Items]
Stock issued during period shares new issues												(60,687,680)	(60,687,680)		(37,202,575)
Issuance of ordinary shares for the vested Restricted Share Units ("RSUs")											0	17,643,400	17,643,400
IPO [Member]
Stockholders Equity Note [Line Items]
Sale of stock number of shares issued in transaction					229,386,666	229,386,666
Proceeds from issuance initial public offering					$ 1,655,678	¥ 11,409,248			¥ 11,410,386
Success Sharing Development Holding Limited [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares								$ 0.00001
Stock repurchased and retired during period shares								100,442,575
Quack Holding Limited [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares							$ 0.00001	$ 0.00001
Stock issued during period shares new issues							14,850,560	17,643,400
XPeng Fortune Holding Limited [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares							$ 0.00001	$ 0.00001
Stock issued during period shares new issues							9,695,210	33,349,070
Common Class A [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized	8,850,000,000				8,850,000,000						8,850,000,000	8,850,000,000				3,492,799,650	3,492,799,650
Common stock par or stated value per share | $ / shares	$ 0.00001										$ 0.00001	$ 0.00001					$ 0.00001
Common stock shares issued	1,004,589,462										1,004,589,462	971,341,066					131,955,575
Common stock shares outstanding	978,658,510										978,658,510	928,296,786					31,513,000
Common Class A [Member] | Share Issue Period One [Member]
Stockholders Equity Note [Line Items]
Common stock shares outstanding	25,127,084										25,127,084
Stock issued during period shares new issues	3,404,646	29,843,750
Common Class A [Member] | Share Issue Period One [Member] | Treasury Stock [Member]
Stockholders Equity Note [Line Items]
Treasury shares outstanding	8,121,312										8,121,312
Common Class A [Member] | Follow On Offering [Member]
Stockholders Equity Note [Line Items]
Stock issued during period shares new issues			110,400,000	110,400,000
Proceeds from issuance of Ordinary Shares			$ 2,444,930	¥ 15,980,227
Common Class A [Member] | XPeng Fortune Holding Limited [Member]
Stockholders Equity Note [Line Items]
Issuance of ordinary shares for the vested Restricted Share Units ("RSUs")	6,572,260	18,662,380
Common Class B [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized	750,000,000				750,000,000						750,000,000	750,000,000				750,000,000	750,000,000
Common stock par or stated value per share | $ / shares	$ 0.00001				$ 0.00001						$ 0.00001	$ 0.00001				$ 0.00001	$ 0.00001
Common stock shares issued	429,846,136										429,846,136	429,846,136					331,234,375
Common stock shares outstanding	429,846,136										429,846,136	429,846,136					331,234,375
Common Class C [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized	400,000,000				400,000,000						400,000,000	400,000,000					0
Common stock par or stated value per share | $ / shares	$ 0.00001										$ 0.00001	$ 0.00001					$ 0.00001
Common stock shares issued	178,618,464										178,618,464	178,618,464					0
Common stock shares outstanding	178,618,464										178,618,464	178,618,464					0